Segment reporting - Revenue by major product categories (Details) - USD ($)	6 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Total	$ 13,580,782	$ 14,388,187
Shiitake Mushrooms
Segment Reporting Information [Line Items]
Total	7,346,174	8,346,344
Mu Er
Segment Reporting Information [Line Items]
Total	5,762,752	5,167,414
Other edible fungi and other agricultural products
Segment Reporting Information [Line Items]
Total	$ 471,857	$ 874,429